Related Parties - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2013 Put Option [Member]	Jan. 31, 2014 Put Option [Member]	Jul. 31, 2013 Put Option [Member]	Jan. 01, 2008 Put Option [Member]	Jan. 31, 2014 Subsidiaries [Member]	Jul. 31, 2013 Subsidiaries [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member] Put Option [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member] Put Option [Member]	Jan. 01, 2008 Cortelco Systems Holding Corp [Member] Put Option [Member]	Jan. 31, 2014 Symbio Investment Corporation [Member]	Jul. 31, 2013 Symbio Investment Corporation [Member]	Aug. 27, 2007 Symbio Investment Corporation [Member]	Aug. 01, 2007 Symbio Investment Corporation [Member]	Jan. 31, 2014 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Dec. 17, 2013 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Aug. 27, 2007 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Aug. 01, 2007 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]
Percentage of ownership investment									20.00%	20.00%			20.00%									20.00%	4.00%	4.00%
Strategic Investment in Symbio								$ 400,000									$ 400,000			$ 400,000	$ 500,000				$ 400,000	$ 500,000
Strategic Investment in Symbio, Shares																				200,000	250,000				200,000	250,000
Percentage of shares																				4.00%					4.00%
Expiration Date of put option					Jan. 01, 2015		Jan. 01, 2015					Jan. 01, 2015	Jan. 01, 2015
Selling of shares through put option Mr. lee						200,000	200,000								200,000	200,000
Price per share						$ 2.00	$ 2.00								$ 2.00	$ 2.00
Sale of shares without exercise of the put option		200,000	200,000									200,000	200,000
Compensation for Mr. Lee services																		45,000	45,000			45,000	45,000
Increase in investments and a capital contribution by Mr. Lee																		90,000	90,000			90,000	90,000
Payments to Mr. Lee of the proceeds		1,000,000	1,000,000									1,000,000	1,000,000
Additional payments to Mr. Lee		50.00%	50.00%									50.00%	50.00%
Impairment Of Investment	394,000	394,000									394,000
Investments		$ 596,000	$ 990,000	$ 990,000							$ 596,000	$ 596,000	$ 990,000	$ 990,000